CHANGE IN ACCOUNTING POLICY (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net loss for period	$ (760,698)	$ (2,240,518)	$ (14,625,790)	$ (8,069,402)
Adjustment for items not affecting cash and changes in non-cash working capital items		933,861		1,077,089
Net cash used in operating activities	(2,421,086)	(1,306,657)	(7,710,862)	(6,992,313)
Net cash used in investing activities	(7,844)	(15,600)	(21,567)	(170,790)
Net cash provided by financing activities	2,881,323	1,625,038	7,696,090	2,324,996
Net increase in cash and cash equivalents for the period	452,393	302,781	(36,339)	(4,838,107)
Cash and cash equivalents, beginning of period	507,311	543,650	543,650	5,381,757
Cash and cash equivalents, end of period	$ 959,704	846,431	507,311	543,650
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net loss for period		(2,245,322)		(3,936,574)
Adjustment for items not affecting cash and changes in non-cash working capital items		938,665		(3,055,739)
Net cash used in operating activities		(1,306,657)		(6,992,313)
Net cash used in investing activities		(15,600)		(170,790)
Net cash provided by financing activities		1,625,038		2,324,996
Net increase in cash and cash equivalents for the period		302,781		(4,838,107)
Cash and cash equivalents, beginning of period		543,650	543,650	5,381,757
Cash and cash equivalents, end of period		846,431		543,650
Scenario, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net loss for period		4,804		(4,132,828)
Adjustment for items not affecting cash and changes in non-cash working capital items		(4,804)		4,132,828
Net cash used in operating activities		0		0
Net cash used in investing activities		0		0
Net cash provided by financing activities		0		0
Net increase in cash and cash equivalents for the period		0		0
Cash and cash equivalents, beginning of period		0	$ 0	0
Cash and cash equivalents, end of period		$ 0		$ 0